LEASE - Finance leases - Gross difference (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Maturities of finance leases
Total lease payments	$ 199,313
Less: imputed interest	12,920
Present value of lease liabilities	$ 186,393	$ 159,831
Finance Lease, Liability, Statement of Financial Position [Extensible Enumeration]	Other non-current liabilities